UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	10,002	9,945	10,004
2015	10,002	9,988	10,010
2016	10,007	10,164	10,025
2016	10,096	10,299	10,046
2016	10,146	10,539	10,069
2016	10,179	10,205	10,083
2017	10,215	10,308	10,109
2017	10,275	10,462	10,125
2017	10,318	10,591	10,157
2017	10,362	10,533	10,180
2018	10,389	10,360	10,207
2018	10,448	10,423	10,256
2018	10,516	10,480	10,313
2018	10,564	10,391	10,366
2019	10,665	10,689	10,442
2019	10,789	11,090	10,518
2019	10,885	11,546	10,597
2019	10,930	11,513	10,654
2020	11,034	11,937	10,721
2020	11,027	12,134	10,789
2020	11,206	12,293	10,804
2020	11,265	12,351	10,811
2021	11,308	12,102	10,818
2021	11,330	12,085	10,824
2021	11,328	12,283	10,826
2021	11,325	12,209	10,825
2022	11,257	11,782	10,808
2022	11,171	11,091	10,807
2022	11,174	10,868	10,807
2022	11,153	10,641	10,853
2023	11,345	10,637	10,965
2023	11,476	10,854	11,091
2023	11,666	10,738	11,237
2023	11,847	10,767	11,398
2024	12,088	10,991	11,547
2024	12,271	10,995	11,697
2024	12,483	11,522	11,877
2024	12,663	11,507	12,019
2025	12,818	11,629	12,160
2025	12,972	11,596	12,284

202501-4140694, 202507-4489050

F188-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	5.71%	3.30%	2.64%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	2.63	2.08

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,510,147
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$3,491
  Portfolio Turnover Rate73.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Ultra Short-Term Bond Fund

I Class (TRSTX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$21	0.20%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	501,296	508,001	501,061
11/30/17	503,453	505,225	502,200
2/28/18	505,761	496,943	503,530
5/31/18	507,612	499,953	505,967
8/31/18	511,954	502,670	508,753
11/30/18	514,303	498,444	511,399
2/28/19	518,165	512,695	515,166
5/31/19	525,245	531,952	518,895
8/31/19	530,020	553,804	522,775
11/30/19	532,331	552,233	525,615
2/29/20	537,552	572,591	528,899
5/31/20	537,370	582,038	532,256
8/31/20	546,241	589,654	533,014
11/30/20	549,285	592,456	533,343
2/28/21	551,549	580,513	533,681
5/31/21	552,827	579,681	533,968
8/31/21	552,886	589,157	534,097
11/30/21	551,832	585,623	534,027
2/28/22	549,787	565,164	533,178
5/31/22	545,781	532,020	533,162
8/31/22	544,997	521,310	533,171
11/30/22	545,250	510,431	535,400
2/28/23	554,794	510,219	540,927
5/31/23	561,370	520,619	547,159
8/31/23	570,814	515,090	554,341
11/30/23	579,788	516,453	562,293
2/29/24	591,734	527,195	569,670
5/31/24	600,884	527,416	577,033
8/31/24	611,418	552,674	585,914
11/30/24	619,199	551,960	592,958
2/28/25	628,187	557,816	599,889
5/31/25	635,921	556,207	606,019

202501-4140694, 202507-4489050

F1104-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Ultra Short-Term Bond Fund (I Class)	5.83%	3.43%	3.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.36
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	2.63	2.46

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,510,147
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$3,491
  Portfolio Turnover Rate73.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

I Class (TRSTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Ultra Short-Term Bond Fund

Z Class (TRZWX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,002	9,989	9,999
5/31/21	10,011	9,975	10,005
8/31/21	10,038	10,138	10,007
11/30/21	10,023	10,077	10,006
2/28/22	9,991	9,725	9,990
5/31/22	9,922	9,154	9,990
8/31/22	9,913	8,970	9,990
11/30/22	9,922	8,783	10,032
2/28/23	10,100	8,779	10,135
5/31/23	10,225	8,958	10,252
8/31/23	10,402	8,863	10,386
11/30/23	10,571	8,887	10,535
2/29/24	10,772	9,071	10,674
5/31/24	10,945	9,075	10,812
8/31/24	11,164	9,510	10,978
11/30/24	11,312	9,498	11,110
2/28/25	11,481	9,598	11,240
5/31/25	11,606	9,571	11,355

202501-4140694, 202507-4489050

F1419-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Ultra Short-Term Bond Fund (Z Class)	6.04%	3.55%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	3.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,510,147
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$3,491
  Portfolio Turnover Rate73.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Z Class (TRZWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund
TRSTX Ultra Short-Term Bond
Fund–
.
I Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.04 $ 4.94 $ 4.96 $ 5.09 $ 5.02
Investment activities
Net investment income
(1)(2)
0.25 0.23 0.13 0.04 0.06
Net realized and unrealized
gain/loss 0.03 0.10 0.01
(3)
(0.11) 0.08
Total from investment
activities 0.28 0.33 0.14 (0.07) 0.14
Distributions
Net investment income (0.25) (0.23) (0.14) (0.04) (0.06)
Net realized gain — — (0.02) (0.02) (0.01)
Total distributions (0.25) (0.23) (0.16) (0.06) (0.07)
NET ASSET VALUE
End of period $ 5.07 $ 5.04 $ 4.94 $ 4.96 $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
5.71% 6.92% 2.73% (1.41)% 2.75%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.33% 0.33% 0.33% 0.36% 0.45%
Net expenses after
waivers/payments by Price
Associates 0.31% 0.31% 0.31% 0.33% 0.35%
Net investment income 4.99% 4.63% 2.61% 0.72% 1.12%
Portfolio turnover rate 73.4% 82.0% 38.5% 56.2% 45.8%
Net assets, end of period (in
millions) $1,494 $1,344 $1,459 $2,409 $4,169
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.05 $ 4.95 $ 4.97 $ 5.10 $ 5.03
Investment activities
Net investment income
(1)(2)
0.26 0.24 0.14 0.04 0.06
Net realized and unrealized
gain/loss 0.03 0.10 —
(3)
(0.11) 0.09
Total from investment
activities 0.29 0.34 0.14 (0.07) 0.15
Distributions
Net investment income (0.26) (0.24) (0.14) (0.04) (0.07)
Net realized gain — — (0.02) (0.02) (0.01)
Total distributions (0.26) (0.24) (0.16) (0.06) (0.08)
NET ASSET VALUE
End of period $ 5.08 $ 5.05 $ 4.95 $ 4.97 $ 5.10
Ratios/Supplemental Data
Total return
(2)(4)
5.83% 7.04% 2.86% (1.27)% 2.88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.20% 0.20% 0.19% 0.22% 0.32%
Net expenses after waivers/
payments by Price Associates 0.20% 0.20% 0.19% 0.19% 0.23%
Net investment income 5.10% 4.75% 2.74% 0.87% 1.20%
Portfolio turnover rate 73.4% 82.0% 38.5% 56.2% 45.8%
Net assets, end of period (in
thousands) $1,015,727 $914,377 $932,780 $1,288,432 $855,064
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .04 $ 4 .95 $ 4 .97 $ 5 .09 $ 5 .10
Investment activities
Net investment income
(2)(3)
0 .27 0 .25 0 .15 0 .05 0 .02
Net realized and unrealized
gain/loss 0 .03 0 .09 —
(4)
( 0 .10 ) ( 0 .01 )
(5)
Total from investment
activities 0 .30 0 .34 0 .15 ( 0 .05 ) 0 .01
Distributions
Net investment income ( 0 .27 ) ( 0 .25 ) ( 0 .15 ) ( 0 .05 ) ( 0 .02 )
Net realized gain — — ( 0 .02 ) ( 0 .02 ) —
Total distributions ( 0 .27 ) ( 0 .25 ) ( 0 .17 ) ( 0 .07 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 5 .07 $ 5 .04 $ 4 .95 $ 4 .97 $ 5 .09

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
6 .04% 7 .04% 3 .05% ( 0 .89 ) % 0 .11%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .19% 0 .19% 0 .19% 0 .25% 0 .33%
(7)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(7)
Net investment income 5 .30% 4 .95% 3 .03% 1 .06% 1 .13%
(7)
Portfolio turnover rate 73 .4% 82 .0% 38 .5% 56 .2% 45 .8%
Net assets, end of period (in
thousands) $100 $99 $97 $97 $100
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 25.7%
Auto Backed  13.4%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 1,808 1,815
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 5,240 5,305
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 170 172
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 2,167 2,176
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,718 1,724
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 2,374 2,392
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 3,822 3,842
ARI Fleet Lease Trust
Series 2025-A, Class A2
4.38%, 1/17/34 (1) 8,570 8,531
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 1,753 1,759
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 4.932%, 11/16/26  85 84
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,192 1,149
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 11,169 11,263
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 615 616
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,850

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,920 1,934
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 14,825 15,024
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 10,957
Carvana Auto Receivables Trust
Series 2024-P2, Class A2
5.63%, 11/10/27  2,040 2,044
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,735 3,769
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 13,999 13,742
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,460
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,665 1,662
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,644
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  4,250 4,255
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,009
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 4,737 4,762
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 6,090 6,179
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 5,268 5,299
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 6,221 6,248

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 1,908 1,914
Enterprise Fleet Financing
Series 2025-2, Class A2
4.51%, 2/22/28 (1) 2,365 2,363
Exeter Automobile Receivables Trust
Series 2021-1A, Class E
2.21%, 2/15/28 (1) 12,000 11,863
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  3,032 3,036
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  1,298 1,300
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  9,018 9,038
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,670
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  3,035 3,039
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,194
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  1,188 1,189
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,718
Ford Credit Auto Owner Trust
Series 2021-1, Class B
1.61%, 10/17/33 (1) 1,600 1,554
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,509
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 812
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,266

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Gm Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,199
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,929
GM Financial Automobile Leasing Trust
Series 2025-1, Class A4
4.70%, 2/20/29  2,000 2,005
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,297
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 5,331 5,361
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 7,614 7,594
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,255
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,352
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,111
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,332
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 5,575 5,593
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class B
6.48%, 8/25/28 (1) 1,948 1,955
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 591 593
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,926
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 7,414 7,465

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,694
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 505 507
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 5,194 5,155
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  11,662 11,539
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 7,625 7,563
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,202
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  879 879
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  1,410 1,411
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  1,115 1,116
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,025
Santander Drive Auto Receivables Trust
Series 2024-5, Class A2
4.88%, 9/15/27  1,721 1,721
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  2,200 2,211
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,125
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,237
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,200

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,455 1,454
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,040
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 4,100 4,112
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 2,918 2,931
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 1,850 1,850
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,984 2,008
337,078
Collateralized Debt Obligation  7.1%
ARES XLV
Series 2017-45A, Class AR, CLO, FRN
3M TSFR + 1.00%, 5.256%, 10/15/30 (1) 4,367 4,366
ARES XLV
Series 2017-45A, Class BR, CLO, FRN
3M TSFR + 1.25%, 5.506%, 10/15/30 (1) 11,400 11,353
Battalion XII
Series 2018-12A, Class ARR, CLO, FRN
3M TSFR + 0.93%, 5.254%, 5/17/31 (1) 8,166 8,150
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.26%, 1/17/33 (1) 11,322 11,281
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.526%, 11/15/30 (1) 5,446 5,438
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.706%, 4/15/30 (1) 4,700 4,700
CIFC Funding
Series 2013-2A, Class A1L2, CLO, FRN
3M TSFR + 1.262%, 5.531%, 10/18/30 (1) 2,160 2,164
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.269%, 10/21/31 (1) 11,290 11,271
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.499%, 10/20/31 (1) 2,367 2,368

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 6,000 5,997
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.369%, 7/23/32 (1) 4,675 4,674
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.319%, 10/20/32 (1) 10,680 10,640
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 5.369%, 10/20/37 (1) 2,313 2,311
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.429%, 11/21/30 (1) 5,985 5,987
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 11,174 11,158
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.319%, 7/23/32 (1) 6,235 6,213
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.798%, 10/15/31 (1) 1,200 1,201
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 16,936 16,894
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 10/20/30 (1) 4,012 4,014
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.118%, 2/14/31 (1) 10,055 10,040
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.48%, 7/30/31 (1) 1,240 1,241
OZLM XV
Series 2016-15A, Class A1RR, CLO, FRN
3M TSFR + 1.22%, 5.489%, 4/20/33 (1) 2,275 2,273
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.419%, 1/20/31 (1) 1,174 1,174
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 5.422%, 7/25/31 (1) 6,720 6,723

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 7,127 7,142
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.469%, 10/20/30 (1) 1,245 1,245
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 888 888
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.316%, 4/15/31 (1) 3,546 3,537
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 5,139 5,141
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 2,714 2,714
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.969%, 1/20/32 (1) 2,195 2,191
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 2,727 2,728
177,217
Equip Lease Heavy Duty  2.5%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 5,569 5,607
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 4,765 4,776
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 2,206 2,224
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 1,071 1,076
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 2,590 2,619
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 6,485 6,510
Dell Equipment Finance Trust
Series 2025-1, Class A3
4.61%, 2/24/31 (1) 1,925 1,935

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 1,202 1,207
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,948
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 6,365 6,374
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,650 2,637
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 2,154 2,161
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 3,480 3,485
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 744 747
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 6,000 6,019
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 3,220 3,224
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 619 627
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 8,760 8,759
62,935
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,727 4,040
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,143 969
5,009
Other Asset-Backed Securities  2.1%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 3,790 3,789

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,910
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 251 246
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 1,220 1,218
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 702 702
HPEFS Equipment Trust
Series 2022-2A, Class D
4.94%, 3/20/30 (1) 625 625
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,429
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 3,977 3,986
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,896
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,575
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 11 11
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,156
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 26 26
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,359 1,296
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 8,070 7,224
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 5.129%, 4/20/62 (1) 2,560 2,509

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 1,612 1,616
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 5,605 5,609
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 662 664
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,826
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 61 61
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 3,279 3,328
51,702
Student Loans  0.4%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 1,937 1,928
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 338 318
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,404 1,302
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 8,015 7,199
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 762 749
11,496
Total Asset-Backed Securities
(Cost $646,692) 645,437
CORPORATE BONDS
 51.5%
Aerospace & Defense  0.6%
Boeing, 2.70%, 2/1/27  7,500 7,262
Boeing, 3.10%, 5/1/26  7,000 6,893
14,155

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Automotive  5.3%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,093
BMW U.S. Capital, 4.60%, 8/13/27 (1) 2,275 2,272
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,827
Ford Motor Credit, 2.70%, 8/10/26  13,650 13,190
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,298
Ford Motor Credit, 5.918%, 3/20/28  2,610 2,613
General Motors, 5.35%, 4/15/28  1,900 1,915
General Motors Financial, 5.00%, 7/15/27  12,500 12,514
General Motors Financial, 6.05%, 10/10/25  5,500 5,524
Hyundai Capital America, 2.375%, 10/15/27 (1) 6,500 6,125
Hyundai Capital America, 4.85%, 3/25/27 (1) 7,255 7,246
LG Energy Solution, 5.375%, 7/2/27  8,785 8,831
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1) 11,300 11,320
Nissan Motor, 3.522%, 9/17/25 (1) 15,305 15,188
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 6,240 6,258
TML Holdings, 4.35%, 6/9/26  9,200 9,099
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1) 4,520 4,511
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,871
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1) 6,000 5,999
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 5,999
132,693
Banking  13.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 1,900 1,900
ABN AMRO Bank, 4.80%, 4/18/26 (1) 3,200 3,192
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2) 4,000 4,075
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,335
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (2) 11,200 11,219
Banco Santander, VR, 5.552%, 3/14/28 (2) 3,800 3,850
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2) 4,500 4,512
Bank of Nova Scotia, 4.50%, 12/16/25  18,124 18,056
Barclays, 4.375%, 1/12/26  800 798
Barclays, 5.20%, 5/12/26  7,805 7,826
Barclays, VR, 5.304%, 8/9/26 (2) 8,300 8,312
Barclays, VR, 5.674%, 3/12/28 (2) 2,035 2,064
BPCE, VR, 1.652%, 10/6/26 (1)(2) 8,050 7,969
CaixaBank , VR, 6.684%, 9/13/27 (1)(2) 11,450 11,698
Capital One, 3.45%, 7/27/26  1,000 985
Capital One Financial, 3.75%, 7/28/26  9,575 9,449
Capital One Financial, 4.10%, 2/9/27  2,639 2,619
Capital One Financial, 4.20%, 10/29/25  6,900 6,883
Citibank, FRN, SOFR + 0.781%, 5.135%, 5/29/27  6,250 6,255
Citigroup, 4.40%, 6/10/25  17,400 17,378

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, 5.50%, 9/13/25  3,000 3,004
Cooperatieve Rabobank , 3.75%, 7/21/26  4,320 4,273
Cooperatieve Rabobank , 4.375%, 8/4/25  4,965 4,965
Credit Agricole , VR, 5.23%, 1/9/29 (1)(2) 11,185 11,305
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 5,628 5,584
Fifth Third Bank, 3.85%, 3/15/26  21,105 20,921
HDFC Bank, 5.686%, 3/2/26  8,500 8,553
HSBC Holdings, VR, 4.899%, 3/3/29 (2) 7,410 7,418
HSBC Holdings, VR, 5.597%, 5/17/28 (2) 5,600 5,688
ING Groep , 4.55%, 10/2/28  10,282 10,253
ING Groep , VR, 6.083%, 9/11/27 (2) 3,845 3,912
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 3,877 3,910
Lloyds Banking Group, 4.582%, 12/10/25  3,100 3,092
Lloyds Banking Group, 4.65%, 3/24/26  20,150 20,101
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2) 4,980 4,980
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,635
Santander Holdings USA, 3.45%, 6/2/25  5,500 5,498
Santander Holdings USA, VR, 5.807%, 9/9/26 (2) 2,475 2,482
Societe Generale , 4.25%, 8/19/26 (1) 3,240 3,209
Societe Generale , VR, 5.249%, 5/22/29 (1)(2) 2,455 2,466
Societe Generale , VR, 5.519%, 1/19/28 (1)(2) 10,375 10,448
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,426
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2) 1,205 1,223
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2) 5,800 5,880
U.S. Bank, FRN, SOFR + 0.91%, 5.256%, 5/15/28  11,750 11,753
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 5,700 5,831
UniCredit , VR, 2.569%, 9/22/26 (1)(2) 14,585 14,476
Wells Fargo, VR, 5.707%, 4/22/28 (2) 6,480 6,595
334,256
Building & Real Estate  0.4%
Emaar Sukuk , 3.635%, 9/15/26  9,561 9,430
9,430
Building Products  0.1%
Owens Corning, 5.50%, 6/15/27  2,360 2,394
2,394
Cable Operators  0.6%
Charter Communications Operating, 4.908%, 7/23/25  11,394 11,392
Cox Communications, 3.35%, 9/15/26 (1) 1,000 981
Discovery Communications, 3.95%, 6/15/25  2,200 2,199
14,572
Chemicals  1.1%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 4,110
Celanese U.S. Holdings, 6.415%, 7/15/27  8,860 9,037

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 5,380 5,314
LG Chem , 4.375%, 7/14/25  7,610 7,603
Orbia Advance, 4.00%, 10/4/27 (1) 1,620 1,594
27,658
Consumer Products  0.8%
KT&G, 5.00%, 5/2/28  4,570 4,615
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,840
Mattel, 3.375%, 4/1/26 (1) 7,624 7,482
18,937
Drugs  0.7%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,624
BNP Paribas, 4.375%, 5/12/26 (1) 4,000 3,980
BNP Paribas, 4.625%, 3/13/27 (1) 750 746
BNP Paribas, VR, 2.219%, 6/9/26 (1)(2) 1,685 1,684
18,034
Electric Utilities  0.4%
GS Caltex, 1.625%, 7/27/25  9,450 9,407
9,407
Energy  3.7%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,879
Colorado Interstate Gas, 4.15%, 8/15/26 (1) 1,114 1,104
Continental Resources, 2.268%, 11/15/26 (1) 5,556 5,331
DCP Midstream Operating, 5.375%, 7/15/25  10,562 10,563
EQT, 3.125%, 5/15/26 (1) 2,000 1,964
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,645
Occidental Petroleum, 3.40%, 4/15/26  4,155 4,082
Occidental Petroleum, 8.50%, 7/15/27  9,294 9,817
ONEOK, 4.00%, 7/13/27  3,500 3,462
ONEOK, 4.85%, 7/15/26  1,000 1,000
ONEOK, 5.55%, 11/1/26  3,665 3,706
Ovintiv , 5.375%, 1/1/26  11,000 11,000
SA Global Sukuk , 1.602%, 6/17/26  9,450 9,169
Sabine Pass Liquefaction, 5.875%, 6/30/26  2,597 2,613
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 7,705 7,712
Targa Resources, 5.20%, 7/1/27  3,092 3,122
Targa Resources Partners, 5.00%, 1/15/28  2,964 2,959
Western Midstream Operating, 3.95%, 6/1/25  1,622 1,622
92,750
Entertainment & Leisure  0.6%
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 3,250 3,250
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 11,400 11,400
14,650

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Financial  2.3%
Ally Financial, 5.75%, 11/20/25  5,500 5,506
Ally Financial, VR, 5.737%, 5/15/29 (2) 3,210 3,235
Bank Mandiri Persero , 5.50%, 4/4/26  9,000 9,056
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25  4,920 4,914
LPL Holdings, 4.90%, 4/3/28  2,345 2,351
LPL Holdings, 5.70%, 5/20/27  13,063 13,275
QNB Finance, 1.375%, 1/26/26  9,555 9,351
Western Union, 1.35%, 3/15/26  9,635 9,350
57,038
Food/Tobacco  1.0%
BAT Capital, 3.557%, 8/15/27  15,900 15,525
BAT Capital, 4.70%, 4/2/27  2,600 2,609
Imperial Brands Finance, 3.50%, 7/26/26 (1) 5,050 4,975
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,500 1,497
24,606
Health Care  3.6%
Centene , 4.25%, 12/15/27  15,632 15,280
HCA, 5.00%, 3/1/28  8,555 8,641
HCA, 5.25%, 6/15/26  10,880 10,891
HCA, 5.875%, 2/15/26  523 524
Highmark, 1.45%, 5/10/26 (1) 12,754 12,357
Icon Investments Six, 5.809%, 5/8/27  9,574 9,730
PRA Health Sciences, 2.875%, 7/15/26 (1) 3,530 3,424
Solventum , 5.45%, 2/25/27  18,005 18,225
UnitedHealth Group, 3.70%, 5/15/27  4,334 4,268
UnitedHealth Group, 4.60%, 4/15/27  1,113 1,114
UnitedHealth Group, 5.25%, 2/15/28  2,655 2,703
Utah Acquisition Sub, 3.95%, 6/15/26  4,000 3,945
91,102
Home Builders  0.5%
Holcim Finance U.S., 4.60%, 4/7/27 (1) 12,600 12,611
12,611
Industrial - Other  0.1%
AGCO, 5.45%, 3/21/27  3,094 3,114
3,114
Information Technology  1.3%
Intel, 2.60%, 5/19/26  4,011 3,936
Intel, 3.15%, 5/11/27  3,000 2,918
Intel, 3.75%, 8/5/27  6,000 5,881
Intel, 4.875%, 2/10/26  4,550 4,548
Marvell Technology, 1.65%, 4/15/26  15,737 15,281
32,564

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  2.6%
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,765
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,000 969
CNA Financial, 4.50%, 3/1/26  11,800 11,772
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,692
Corebridge Financial, 3.65%, 4/5/27  9,388 9,229
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,520 1,524
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 6,215 6,239
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,708
Voya Financial, 3.65%, 6/15/26  17,754 17,524
65,422
Investment Dealers  0.2%
Bank of America, 6.22%, 9/15/26  4,500 4,579
4,579
Manufacturing  1.9%
FMC, 3.20%, 10/1/26  20,803 20,309
Fortive , 3.15%, 6/15/26  1,340 1,319
POSCO, 5.625%, 1/17/26  5,500 5,529
Regal Rexnord, 6.05%, 2/15/26  15,026 15,078
Regal Rexnord, 6.05%, 4/15/28  4,400 4,508
46,743
Metals & Mining  1.0%
ABJA Investment, 5.45%, 1/24/28  7,180 7,241
ArcelorMittal , 4.55%, 3/11/26  2,800 2,794
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,081
Freeport-McMoRan, 4.375%, 8/1/28  4,600 4,545
Freeport-McMoRan, 5.00%, 9/1/27  883 881
Freeport-McMoRan, 5.25%, 9/1/29  2,274 2,277
24,819
Oil Field Service  0.1%
Energy Transfer, 5.50%, 6/1/27  3,500 3,547
3,547
Other Telecommunications  0.3%
Axiata, 4.357%, 3/24/26  8,820 8,797
8,797
Petroleum  0.2%
Energy Transfer, 3.90%, 7/15/26  3,997 3,962
3,962
Pharmaceuticals  0.6%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 15,088
15,088
Real Estate Investment Trust Securities  2.2%
Brixmor Operating Partnership, 3.90%, 3/15/27  14,023 13,820

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CubeSmart , 3.125%, 9/1/26  946 925
CubeSmart , 4.00%, 11/15/25  4,075 4,054
Essex Portfolio, 3.375%, 4/15/26  1,899 1,877
GAIF Bond Issuer, 3.40%, 9/30/26 (1) 11,694 11,482
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 6,140
Healthpeak OP, 1.35%, 2/1/27  500 475
Healthpeak Properties, 3.25%, 7/15/26  8,500 8,370
Kilroy Realty, 4.375%, 10/1/25  9,169 9,142
56,285
Retail  1.2%
CVS Health, 1.30%, 8/21/27  4,600 4,276
CVS Health, 2.875%, 6/1/26  8,120 7,976
CVS Health, 4.30%, 3/25/28  11,950 11,813
Ross Stores, 0.875%, 4/15/26  6,500 6,305
30,370
Supermarkets  0.2%
Cencosud , 4.375%, 7/17/27 (1) 6,010 5,925
5,925
Transportation  0.3%
GATX, 5.40%, 3/15/27  3,230 3,261
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,110
7,371
Utilities  2.0%
Ameren, 1.75%, 3/15/28  3,389 3,128
Appalachian Power, 3.40%, 6/1/25  2,500 2,499
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,580
Pacific Gas & Electric, 3.30%, 12/1/27  6,430 6,179
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,880
Southern California Edison, 4.90%, 6/1/26  3,000 2,999
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,607
Spectra Energy Partners, 3.375%, 10/15/26  3,855 3,786
Xcel Energy, 4.75%, 3/21/28  6,000 6,022
49,680
Wireless Communications  2.3%
American Tower, 1.60%, 4/15/26  12,295 11,960
Crown Castle, 1.05%, 7/15/26  6,130 5,879
Crown Castle, 2.90%, 3/15/27  4,250 4,120
Crown Castle, 3.80%, 2/15/28  4,850 4,738
Crown Castle, 4.00%, 3/1/27  3,500 3,459
Rogers Communications, 3.625%, 12/15/25  7,342 7,295
Rogers Communications, 5.00%, 2/15/29  4,425 4,462
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,709
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,903

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sprint, 7.625%, 3/1/26  5,741 5,791
T-Mobile USA, 4.75%, 2/1/28 (3) 6,475 6,459
58,775
Total Corporate Bonds
(Cost $1,286,500) 1,291,334
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.3%
Foreign Government & Municipalities (Excluding
Canadian)  1.7%
Japan Treasury Discount Bill, Series 1303, 0.405%, 8/4/25 (JPY)  5,337,000 37,065
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,375
42,440
Metals & Mining  0.4%
Republic of Chile, 3.625%, 8/1/27  9,740 9,533
9,533
Petroleum  0.2%
Pertamina Persero , 1.40%, 2/9/26  5,720 5,585
5,585
Total Foreign Government Obligations & Municipalities
(Cost $57,587) 57,558
MUNICIPAL SECURITIES
 0.0%
Illinois  0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%,
6/1/25  100 100
Total Municipal Securities
(Cost $100) 100
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 7.8%
Commercial Mortgage-Backed Securities  1.9%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 5.191%, 11/15/36 (1) 3,018 3,008
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class B, ARM
1M TSFR + 1.547%, 5.876%, 12/15/37 (1) 9,750 9,744
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, ARM
1M TSFR + 1.747%, 6.076%, 12/15/37 (1) 1,727 1,726

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FREMF Mortgage Trust
Series 2015-K51, Class C, ARM
3.965%, 10/25/48 (1) 3,566 3,541
FREMF Mortgage Trust
Series 2018-K733, Class B, ARM
4.085%, 9/25/25 (1) 2,895 2,879
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 6.063%, 10/15/33 (1) 9,870 9,822
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.143%, 3/15/36 (1) 7,110 6,977
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.72%, 5/15/39 (1) 6,665 6,617
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.92%, 6/15/39 (1) 2,440 2,425
46,739
Whole Loans Backed  5.9%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 432 425
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,793 3,221
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 7,800 6,998
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 395 385
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 6.221%, 6/25/43 (1) 3,424 3,461
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 5.422%, 2/25/44 (1) 2,251 2,250
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 5.322%, 7/25/44 (1) 950 949
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 2,934 2,784
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 3,598 3,561

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 5,811 5,804
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,543 2,542
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 8,237 8,172
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 197 183
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,493 2,364
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 10,328 10,258
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 6,723 5,660
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 641 604
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,726 1,738
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 6,054 6,077
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 13,199 11,303
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.339%, 10/25/59 (1) 58 58
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,967 2,562
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 5.341%, 12/25/49 (1) 422 400
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,306 2,233

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 135 125
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 5 5
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,630 1,533
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,386 1,293
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.622%, 2/25/42 (1) 1,535 1,535
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.272%, 6/25/42 (1) 3,841 3,929
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.172%, 11/25/43 (1) 2,142 2,167
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.572%, 5/25/44 (1) 3,701 3,717
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.372%, 10/25/44 (1) 4,011 4,010
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.572%, 3/25/44 (1) 7,014 7,032
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.272%, 1/25/45 (1) 1,133 1,132
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 5.431%, 5/25/45 (1) 3,440 3,440
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 79 77
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 298 294
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
2.502%, 5/25/65 (1) 410 401

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 3,716 3,280
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,243 2,858
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 969 931
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 5,156 4,876
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 5,829 5,829
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,612 1,624
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,630 1,629
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 3,362 3,405
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 6,823 6,830
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,148 2,161
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,460 1,399
149,504
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $202,826) 196,243
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 2.6%
U.S. Government Agency Obligations  2.6%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.797%, 2/15/45  142 139
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 3/1/55  21,912 22,149
6.50%, 1/1/54 - 1/1/55  25,916 26,716

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.836%, 1/25/45  113 110
Federal National Mortgage Assn., UMBS
6.00%, 10/1/54  10,531 10,638
6.50%, 9/1/54  5,074 5,231
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $65,140) 64,983
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 1.6%
U.S. Treasury Obligations  1.6%
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,814
U.S. Treasury Notes, 4.125%, 2/28/27 (4) 12,025 12,059
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,317
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,591
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,338
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $41,048) 41,119
SHORT-TERM INVESTMENTS
 7.8%
Commercial Paper  6.8%
4(2)  6.8%(5)
Arrow Electronics, 4.794%, 6/6/25  13,500 13,487
Bacardi-Martini, 4.856%, 6/5/25  3,000 2,998
Bacardi-Martini, 4.939%, 6/26/25  19,800 19,728
Brunswick, 5.105%, 6/5/25  22,000 21,982
Canadian Natural Resources, 5.02%, 6/25/25  2,800 2,790
Conagra Foods, 4.702%, 6/2/25  9,000 8,996
Conagra Foods, 4.913%, 6/5/25  21,000 20,984
Crown Castle International, 5.042%, 6/17/25  5,100 5,087
Edison International, 4.602%, 6/2/25  8,600 8,597
FMC, 5.275%, 6/23/25  3,800 3,787
Harley-Davidson Financial Services, 5.096%, 7/2/25  3,500 3,485
Harley-Davidson Financial Services, 5.113%, 6/13/25  5,000 4,991
Harley-Davidson Financial Services, 5.179%, 6/2/25  1,500 1,499
International Flavors & Fragrances, 5.072%, 6/16/25  10,000 9,978
Ovintiv , 4.912%, 6/17/25  5,000 4,988
Ovintiv , 4.965%, 6/20/25  7,100 7,079
Ovintiv , 5.144%, 6/30/25  1,500 1,494
Quanta Services, 4.905%, 6/6/25  5,000 4,995

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources, 4.77%, 6/6/25  13,000 12,988
Targa Resources, 4.77%, 6/20/25  7,000 6,980
WPP, 4.738%, 6/20/25  4,900 4,887
Total Commercial Paper 171,800
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7) 4 4
Total Money Market Funds 4
U.S. Treasury Obligations  1.0%
U.S. Treasury Bills, 4.256%, 6/10/25  12,445 12,433
U.S. Treasury Bills, 4.264%, 6/26/25  12,470 12,435
Total U.S. Treasury Obligations 24,868
Total Short-Term Investments
(Cost $196,709) 196,672
SECURITIES LENDING COLLATERAL
 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.38% (6)(7) 1,702 1,702
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,702
Total Securities Lending Collateral
(Cost $1,702) 1,702
Total Investments in Securities
99.4% of Net Assets
(Cost $2,498,304) $ 2,495,148
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,108,082 and represents 44.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) See Note 4. All or a portion of this security is on loan at May 31, 2025.
(4) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $171,800 and represents 6.8% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/4/25 USD 37,692 JPY 5,337,000 $ 322
Net unrealized gain (loss) on open forward
currency exchange contracts $ 322

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 102 U.S. Treasury Long Bond contracts 9/25 (11,504) $ (149)
Short, 683 U.S. Treasury Notes five year contracts 9/25 (73,892) (268)
Short, 117 U.S. Treasury Notes ten year contracts 9/25 (12,958) (73)
Short, 804 U.S. Treasury Notes two year contracts 9/25 (166,780) (177)
Short, 13 Ultra U.S. Treasury Bonds contracts 9/25 (1,509) (26)
Short, 108 Ultra U.S. Treasury Notes ten year
contracts 9/25 (12,155) (89)
Short, 694 Three Month SOFR Futures contracts 12/25 (166,421) 258
Short, 244 Three Month SOFR Futures contracts 3/27 (59,023) (26)
Net payments (receipts) of variation margin to date 366
Variation margin receivable (payable) on open futures contracts $ (184)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 27++
Totals $ —# $ — $ 27+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 784  ¤  ¤ $ 1,706
Total $ 1,706^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $27 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,706.

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,498,304) $ 2,495,148
Interest receivable 17,413
Receivable for shares sold 2,684
Cash 335
Unrealized gain on forward currency exchange contracts 322
Foreign currency (cost $8) 9
Other assets 75
Total assets 2,515,986
Liabilities
Payable for shares redeemed 3,228
Obligation to return securities lending collateral 1,702
Investment management fees payable 338
Variation margin payable on futures contracts 184
Payable for investment securities purchased 36
Due to affiliates 18
Payable to directors 1
Other liabilities 332
Total liabilities 5,839
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 2,510,147

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (46,645)
Paid-in capital applicable to 494,940,509 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,556,792
NET ASSETS $ 2,510,147
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,494,320; Shares outstanding:
294,809,677) $ 5.07
I Class
(Net assets: $1,015,727; Shares outstanding:
200,111,224) $ 5.08
Z Class
(Net assets: $100; Shares outstanding: 19,608) $ 5.07

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 123,102
Securities lending 40
Dividend 27
Other 2
Total income 123,171
Expenses
Investment management 3,718
Shareholder servicing
Investor Class $ 1,995
I Class 148 2,143
Prospectus and shareholder reports
Investor Class 40
I Class 18 58
Custody and accounting 292
Registration 87
Legal and audit 37
Directors 7
Miscellaneous 31
Waived / paid by Price Associates (227)
Total expenses 6,146
Net investment income 117,025

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,452
Futures (1,151)
Swaps (294)
Options written 135
Forward currency exchange contracts (1,327)
Foreign currency transactions (255)
Net realized gain 2,560
Change in net unrealized gain / loss
Securities 11,541
Futures (844)
Swaps 22
Forward currency exchange contracts 181
Other assets and liabilities denominat ed in foreign currencies 1
Change in net unrealized gain / loss 10,901
Net realized and unrealized gain / loss 13,461
INCREASE IN NET ASSETS FROM OPERATIONS $ 130,486

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 117,025 $ 105,074
Net realized gain (loss) 2,560 (2,428)
Change in net unrealized gain / loss 10,901 46,702
Increase in net assets from operations 130,486 149,348
Distributions to shareholders
Net earnings
Investor Class (68,726) (63,461)
I Class (48,211) (42,342)
Z Class (5) (5)
Decrease in net assets from distributions (116,942) (105,808)
Capital share transactions
*
Shares sold
Investor Class 792,075 443,341
I Class 490,016 308,544
Distributions reinvested
Investor Class 67,792 63,157
I Class 42,844 38,314
Shares redeemed
Investor Class (717,228) (648,586)
I Class (436,990) (382,346)
Increase (decrease) in net assets from capital
share transactions 238,509 (177,576)

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period 252,053 (134,036)
Beginning of period 2,258,094 2,392,130
End of period $ 2,510,147 $ 2,258,094
*Share information (000s)
Shares sold
Investor Class 156,382 88,726
I Class 96,619 61,609
Distributions reinvested
Investor Class 13,387 12,632
I Class 8,448 7,648
Shares redeemed
Investor Class (141,613) (129,955)
I Class (86,159) (76,516)
Increase (decrease) in shares outstanding 47,064 (35,856)

T. ROWE PRICE Ultra Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund has three classes of shares: the Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class (I Class) and the Ultra Short-Term
Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Ultra Short-Term Bond Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Ultra Short-Term Bond Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Ultra Short-Term Bond Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,296,774 $ — $ 2,296,774
Short-Term Investments 4 196,668 — 196,672
Securities Lending Collateral 1,702 — — 1,702
Total Securities 1,706 2,493,442 — 2,495,148
Forward Currency Exchange
Contracts — 322 — 322
Futures Contracts* 258 — — 258
Total $ 1,964 $ 2,493,764 $ — $ 2,495,728
Liabilities
Futures Contracts* $ 808 $ — $ — $ 808
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 258
Foreign exchange derivatives Forwards 322
*
Total $ 580
*
Liabilities
Interest rate derivatives Futures $ 808
Total $ 808
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (332) $ — $ (1,151) $ — $ — $ (1,483)
Foreign
exchange
derivatives — — — (1,327) — (1,327)
Credit
derivatives (239) 135 — — (294) (398)
Total $ (571) $ 135 $ (1,151) $ (1,327) $ (294) $ (3,208)

T. ROWE PRICE Ultra Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (844) $ — $ — $ (844)
Foreign
exchange
derivatives — — — 181 — 181
Credit
derivatives 101 — — — 22 123
Total $ 101 $ — $ (844) $ 181 $ 22 $ (540)
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
May 31, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $430,000 cash. As of May 31, 2025, securities valued at $3,610,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Ultra Short-Term Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE Ultra Short-Term Bond Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 14% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the

T. ROWE PRICE Ultra Short-Term Bond Fund

options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0%
and 37% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index

T. ROWE PRICE Ultra Short-Term Bond Fund

of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically

T. ROWE PRICE Ultra Short-Term Bond Fund

have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $1,636,000; the value of cash collateral and related investments was $1,702,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,550,176,000 and $1,423,701,000, respectively, for the year ended May 31, 2025.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 116,942 $ 105,808
($000s)
Cost of investments $ 2,498,304
Unrealized appreciation $ 8,235
Unrealized depreciation (11,391)
Net unrealized appreciation (depreciation) $ (3,156)

T. ROWE PRICE Ultra Short-Term Bond Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31,
2025, the fund utilized $2,368,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses
($000s)
Overdistributed ordinary income $ (5,169)
Net unrealized appreciation (depreciation) (3,156)
Loss carryforwards and deferrals (38,320)
Total distributable earnings (loss) $ (46,645)

T. ROWE PRICE Ultra Short-Term Bond Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $919,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates; $421,000 for T. Rowe Price Services, Inc.; and $5,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(227) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Ultra Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Ultra Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond Fund (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Ultra Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $116,934,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Ultra Short-Term Bond Fund

Approval of Investment Management Agreement and
Subadvisory Agreements
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the

T. ROWE PRICE Ultra Short-Term Bond Fund

fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025